COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Other Commitments [Line Items]
Short-term guarantee issued by bank	$ 136,000
Long-term guarantee issued by bank	5,001,000
IIA
Other Commitments [Line Items]
Royalty expense	0	$ 1,000
BIRD
Other Commitments [Line Items]
Royalty expense	0	$ 0
Royalty
Other Commitments [Line Items]
Remaining contingent obligation of royalties	724,000
Royalty | BIRD
Other Commitments [Line Items]
Remaining contingent obligation of royalties	$ 433,000